Condensed Consolidated Statements of Operations (unaudited) (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Stock-based compensation	$ 1,105,587	$ 0	$ 1,783,094	$ 0